PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
At January 31, 2015, the Company's property and equipment are as follows:

	January 31, 2015
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Depreciation	Value

Computer equipment - office	1.5 Years	$22,881	$11,797	$11,084

Computer equipment - Nestbuilder website	2.1 Years	42,149	12,870	29,279

		$65,030	$24,667	$40,363

At October 31, 2014 and 2013, the Company's property and equipment are as follows:

	October 31, 2014
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Depreciation	Value

Computer equipment - office	1.7 Years	$22,881	$9,892	$12,989
Computer equipment - Nestbuilder website	2.3 Years	42,149	9,360	32,789
		$65,030	$19,252	$45,778

	October 31, 2013
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Depreciation	Value

Computer equipment - office	2.5 years	$17,046	$2,838	$14,208
Computer equipment - Nestbuilder website	3.0 years	42,149	-0-	42,149
		$59,195	$2,838	$56,357